Carrying Amounts and Classification of Assets and Liabilities Included in Consolidated Balance Sheet Related to Consolidated VIE (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current assets	$ 256
Noncurrent assets	221
Total assets	477
Current liabilities	288
Noncurrent liabilities	2
Total liabilities	$ 290